Discontinued Operations - Summary of Sale of Subsidiaries (Parenthetical) (Details) - Discontinued Operations	11 Months Ended
Nov. 24, 2019 CAD ($)
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Income tax
Bioseparations Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Income tax